FINANCIAL TRUSTS - Cordial Compania Financiera (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
Cordial Compaa Financiera Financial Trust Financial Trust, 20
Financial Trust
Value initially assigned in trust	$ 600,000
Cordial Compaa Financiera Financial Trust Financial Trust, 20 | Participation Securities
Financial Trust
Securities issued	120,000
Cordial Compaa Financiera Financial Trust Financial Trust, 20 | Debt Instruments
Financial Trust
Securities issued	480,000
Cordial Compaa Financiera Financial Trust Financial Trust, 21
Financial Trust
Value initially assigned in trust	1,000,000
Cordial Compaa Financiera Financial Trust Financial Trust, 21 | Participation Securities
Financial Trust
Securities issued	780,000
Cordial Compaa Financiera Financial Trust Financial Trust, 21 | Debt Instruments
Financial Trust
Securities issued	220,000
Cordial Compaa Financiera Financial Trust Financial Trust, 22
Financial Trust
Value initially assigned in trust	571,560
Cordial Compaa Financiera Financial Trust Financial Trust, 22 | Participation Securities
Financial Trust
Securities issued	102,300
Cordial Compaa Financiera Financial Trust Financial Trust, 22 | Debt Instruments
Financial Trust
Securities issued	$ 469,260